REVENUE AND EXPENSES (Details 5) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Interest Income/(Expenses)		€ 1,136	€ 21
Exchange rate impact		2,844	6,206
Argentina Hyperinflation Impact		4,251	544
Decrease/(Increase) in Fair Value of Public Warrants		334	3,592
Impact of IFRS 9 on accounting for financial instruments, including impairment	[1]		(136)
Total		€ 8,565	€ 10,227

[1]	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.